Interest Rate Swaps (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Net loss on derivatives		$ (213,007)	$ (387,740)	$ (95,288)
HSH Nordbank AG and HSBC Bank Plc
Debt Instrument [Line Items]
Net loss on derivatives	$ 155,300